Operating Segments (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2024:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$936,907	$734,476	$1,671,383
Interest revenue	$2,501	$30,951	$33,452
Intersegment revenue (1)	$18,215	$78	$18,293
	$957,623	$765,505	$1,723,128
Elimination of intersegment revenue (1)			$(18,293)
Total consolidated revenues			$1,704,835
Less:
Cost of services (excluding depreciation and amortization) (1)	$518,792	$215,263
Selling, general and administrative (2)	$247,980	$211,217
Segment Adjusted EBITDA	$190,851	$339,025	$529,876

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2023:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$864,816	$697,341	$1,562,157
Interest revenue	$1,792	$37,189	$38,981
Intersegment revenue (1)	$11,738	$139	$11,877
	$878,346	$734,669	$1,613,015
Elimination of intersegment revenue (1)			$(11,877)
Total consolidated revenues			$1,601,138
Less:
Cost of services (excluding depreciation and amortization) (1)	$469,090	$205,999
Selling, general and administrative (2)	$187,102	$209,964
Segment Adjusted EBITDA	$222,154	$318,706	$540,860

The information below summarizes revenue and Segment Adjusted EBITDA for the year ended December 31, 2022:

	Merchant Solutions	Digital Wallets	Total
Total external revenue	$809,751	$680,587	$1,490,338
Interest revenue	$221	$5,578	$5,799
Intersegment revenue (1)	$7,381	$-	$7,381
	$817,353	$686,165	$1,503,518
Elimination of intersegment revenue (1)			$(7,381)
Total consolidated revenues			$1,496,137
Less:
Cost of services (excluding depreciation and amortization) (1)	$417,188	$204,218
Selling, general and administrative (2)	$199,861	$192,534
Segment Adjusted EBITDA	$200,304	$289,413	$489,717

Reconciliation from Segment Adjusted EBITDA to the Company's income / (loss)

A reconciliation of total segments Adjusted EBITDA to the Company’s income / (loss) from operations before taxes is as follows:

	Year Ended December 31,
	2024	2023	2022
Segments Adjusted EBITDA	$529,876	$540,860	$489,717
Unallocated Corporate costs (3)	(77,822)	(82,197)	(79,766)
Depreciation and amortization	(273,364)	(263,433)	(266,819)
Share-based compensation	(38,534)	(28,873)	(62,354)
Impairment expense on goodwill and intangible assets	(823)	(1,254)	(1,887,223)
Restructuring and other costs	(5,178)	(6,061)	(64,132)
Loss on disposal of subsidiaries and other assets, net	(801)	(386)	(1,359)
Other income, net	21,475	13,081	83,778
Interest expense, net	(140,805)	(151,148)	(126,628)
Income / (loss) before taxes	$14,024	$20,589	$(1,914,786)

(1)
Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments.
(2)
Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.
(3)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company. These costs are presented within "Selling, General and Administrative" expense in the Consolidated Statement of Comprehensive Income / (Loss).

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes revenue by geographic area for the years ended December 31, 2024, 2023 and 2022.

	Year Ended December 31,
	2024	2023	2022
United States of America	$891,993	$824,919	$774,050
Germany	107,140	102,639	103,488
United Kingdom	29,831	27,450	28,896
All other countries (1)	642,419	607,149	583,904
Revenue from external customers	$1,671,383	$1,562,157	$1,490,338

(1)
No single country included in the “All other countries” category generated more than 10% of revenues. The revenue included within this category is predominately earned in Latin America, North America and Europe.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the years ended December 31, 2024 and 2023.

	Year Ended December 31,
	2024	2023
United Kingdom	$19,708	$11,968
United States of America	17,627	14,909
Bulgaria	10,375	5,236
Ireland	6,616	129
Canada	4,792	4,159
All other countries (1)	5,799	2,932
Total long lived assets, net	$64,917	$39,333

(1)
No single country included in the "All other countries" category generated more than 10% of total long-lived assets.